Shareholders' Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Shareholders' Equity
Dividend declared per share	$ 0.38	$ 0.36	$ 0.76	$ 0.72
Cash dividends	$ 67.0	$ 60.3	$ 137.2	$ 119.2
DRIP dividends	5.9	9.3	9.1	19.8
Dividend paid	$ 72.9	$ 69.6	$ 146.3	$ 139.0